DEFERRED CHARGES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization of deferred charges	$ 279,875	$ 315,779	$ 331,700
Weighted average life of current year additions to deferred charges	5 years